Postemployment Benefits Postretirement Benefit Plans - Weighted Average Assumptions Used, Postretirement Benefit Obligation (Details) - Postretirement Plans	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.10%	4.20%
Health care cost trend rate assumed for next year	6.50%	6.70%
Ultimate trend rate	4.90%	4.90%